UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                           Form 13F

                     Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     Hovde Capital Advisors LLC
Address:  1826 Jefferson Place, NW
          Washington, D.C. 20036

Form 13F File Number:  28-10714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard J. Perry, Jr.
Title:    Managing Member
Phone:    (202) 822-8117

Signature, Place, and Date of Signing:

/s/ Richard J. Perry, Jr.  Washington, D.C.   November 15, 2006
-------------------------  ----------------   ----------------
Richard J. Perry, Jr.      [City, State]      [Date]

Report Type  (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


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                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	56

Form 13F Information Table Value Total:	$353,135 (thousands)



List of Other Included Managers:   NONE



Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                 FORM 13F INFORMATION TABLE

Name	                   Title of  CUSIP   Total Value Of Shares Or  Sh/	Investment Other    Voting   Authority
			    Class            Shares Held    Prn Amt    Put/	Discretion Managers Sole   Shared None
					     (in $1,000's) 	       Prn Call
CORTEZ COMMUNITY BANK	       COM  220564108	729	    60,000	Sh	Sole				 60,000
ABN AMRO HOLDING NV	       COM  000937102	8,639	    295,658	Sh	Sole				 295,658
AMERICAN BANCORP N J INC       COM  02407E104	5,006	    422,467	Sh	Sole				 422,467
AMERICREDIT CORP	       COM  03060R101	14,806	    592,476	Sh	Sole				 592,476
ASSURANT INC	               COM  04621X108	22,997	    430,566	Sh	Sole				 430,566
ALLSTATE CORP	               COM  020002101	16,910	    269,575	Sh	Sole				 269,575
GREATER DELAWARE VALLEY	       COM  391688108	461	    18,468	Sh	Sole				 18,468
AMCORE FINANCIAL INC	       COM  023912108	1,411	    46,579	Sh	Sole				 46,579
ATLANTIC BANCGROUP INC	       COM  048221105	1,892	    55,234	Sh	Sole				 55,234
BANCORP RHODE ISLAND INC       COM  059690107	8,326	    188,156	Sh	Sole				 188,156
BANKFINANCIAL CORPORATION      COM  06643P104	7,423	    424,423	Sh	Sole				 424,423
BANK OF NEW YORK CO INC	       COM  064057102	11,239	    318,740	Sh	Sole				 318,740
CALWEST BANCORP (CA)	       COM  13169Q102	173	    9,900	Sh	Sole				 9,900
CENTRAL FLA ST BK BELLEVIEW    COM  153479100	521	    29,450	Sh	Sole				 29,450
CIT GROUP INC NEW	       COM  125581108	11,147	    229,214	Sh	Sole				 229,214
COMERICA INC	               COM  200340107	7,629	    134,029	Sh	Sole				 134,029
COMMUNITY WEST BANCSHARES      COM  204157101	1,988	    128,114	Sh	Sole				 128,114
COMMONWEALTH BANKSHARES INC-VA COM  202736104	379	    13,905	Sh	Sole				 13,905
DCB FINANCIAL CORP	       COM  233075100	2,366	    80,214	Sh	Sole				 80,214
ENTERPRISE BANCORP INC MASS    COM  293668109	535	    33,668	Sh	Sole				 33,668
EAGLE BANCORP INC MD	       COM  268948106	164	    8,776	Sh	Sole				 8,776
ENDURANCE SPECIALTY	       COM  303971060	7,824	    221,905	Sh	Sole				 221,905
EQUITABLE FINANCIAL CORP       COM  29448R109	679	    67,865	Sh	Sole				 67,865
EVERGREENBANCORP INC	       COM  300349107	771	    51,565	Sh	Sole				 51,565
FIRST LONG ISLAND CORP	       COM  320734106	7,473	    166,817	Sh	Sole				 166,817
FREDDIE MAC-VOTING COMMON      COM  313400301	6,276	    94,613	Sh	Sole				 94,613
GOLDMAN SACHS GROUP INC	       COM  38141G104	7,697	    45,500	Sh	Sole				 45,500
HARTFORD FINANCIAL SERVICES    COM  416515104	11,807	    136,103	Sh	Sole				 136,103
JACKSONVILLE BANCORP INC FLA   COM  469249106	1,098	    31,380	Sh	Sole				 31,380
K-FED BANCORP	               COM  48246S101	13,916	    869,721	Sh	Sole				 869,721
MB FINANCIAL INC	       COM  55264U108	7,599	    206,100	Sh	Sole				 206,100
NATIONAL MERCANTILE BANCORP    COM  636912206	3,988	    325,535	Sh	Sole				 325,535
MDC HOLDINGS INC-DEL	       COM  552676108	3,865	    83,200	Sh	Sole				 83,200
METLIFE INC	               COM  59156R108	13,472	    237,690	Sh	Sole				 237,690
MARTIN MARIETTA MATERIALS INC  COM  573284106	5,851	    69,140	Sh	Sole				 69,140
MERCHANTS & MANUFACTURERS      COM  588327106	1,347	    39,050	Sh	Sole				 39,050
MAX RE CAPITAL LTD	       COM  6052F1032	6,694	    291,533	Sh	Sole				 291,533
NATIONAL ATLANTIC HOLDINGS     COM  63253Y107	21,042	    1,837,731	Sh	Sole				 1,837,731
KNIGHT CAPITAL GROUP INC       COM  499005106	6,411	    352,278	Sh	Sole				 352,278
NORTH POINTE HLDGS CORP	       COM  661696104	5,040	    544,236	Sh	Sole				 544,236
NORTHRIM BANCORP INC	       COM  666762109	4,879	    185,549	Sh	Sole				 185,549
OCEAN SHORE HOLDING CO	       COM  67501P107	10,268	    811,535	Sh	Sole				 811,535
PEOPLES FINANCIAL CORP-MISS    COM  71103B102	654	    25,633	Sh	Sole				 25,633
EPLUS INC	               COM  294268107	11,371	    1,166,305	Sh	Sole				 1,166,305
PRUDENTIAL FINANCIAL INC       COM  744320102	7,107	    93,201	Sh	Sole				 93,201
RAM HOLDINGS LTD	       COM  7368R1043	2,094	    161,109	Sh	Sole				 161,109
REINSURANCE GROUP OF AMERICA   COM  759351109	7,458	    143,626	Sh	Sole				 143,626
SCOTTISH RE GROUP LIMITED      COM  735374103	18,274	    1,681,154	Sh	Sole				 1,681,154
SERVICE BANCORP INC	       COM  81756X103	3,115	    95,101	Sh	Sole				 95,101
SI FINANCIAL GROUP INC	       COM  78425W102	199	    16,823	Sh	Sole				 16,823
SOUTHERN CONNECTICUT BANCORP   COM  84264A102	438	    61,700	Sh	Sole				 61,700
SWS GROUP INC	               COM  78503N107	5,416	    217,616	Sh	Sole				 217,616
UNITED COMMUNITY BANCORP       COM  90984H103	449	    42,197	Sh	Sole				 42,197
URS CORP NEW	               COM  903236107	6,466	    166,275	Sh	Sole				 166,275
WESTBOROUGH FINL SVCS INC      COM  957136104	193	    7,100	Sh	Sole				 7,100
GREAT WOLF RESORTS INC	       COM  391523107	17,163	    1,435,057	Sh	Sole				 1,435,057
	Total                                   353,135
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